PRESIDENT'S LETTER


Dear Oberweis Funds Shareholder:

The Oberweis Funds invest in extraordinarily rapidly growing companies. The average growth rates for both revenues and earnings for the companies owned by the Emerging Growth Portfolio and the Micro-Cap Portfolio were in excess of 90% at the end of 1998. For the Mid-Cap Portfolio, which owns somewhat larger companies, the growth rates were 60%. These exceptional growth rates should, in our opinion, command substantially higher PE ratios than the S&P 500, and in the past, the PE ratios for all three funds have been substantially higher than the market as a whole (or the S&P 500). But for the last two years investors have eagerly purchased large, well known stocks, and generally avoided smaller company stocks. This attitude has produced a very difficult environment for small company stocks (unless they are connected to the Internet in investors' minds). For the first time, the average PE ratio of one of our portfolios (the Micro-Cap portfolio) actually had an average PE 20% below the S&P 500 based on earnings estimates for the next year. In the past, the portfolios have typically had average PEs 50% to 100% higher than the S&P 500. In our opinion, this indicates that small, rapidly growing company stocks represent a better value than large company stocks.

We have felt for more than a year that small company stocks represented a better value than large company stocks, yet big company stocks continued to outperform small company stocks until October 8th. We don't know why, but since last October 8th, rapidly growing company shares seem to have once again captured investor interest. All three portfolios gained approximately 60% from the October 8th close to the end of the year. Unfortunately, for the Emerging
Growth and Micro-Cap portfolios, that gain merely made up for earlier losses. For the year, the Micro-Cap Portfolio gained 4.3% and the Emerging Growth Portfolio lost 3.1%. The Russell 2000, a small stock index, lost 2.5% for the year. The Mid-Cap Portfolio, which invests in medium size companies, did much better, gaining 22.4% for the year compared to 19.1% for the S&P 400 Mid-Cap.

While there are no guarantees, we are hopeful that a multi-year swing towards smaller company stocks began on October 8th.

Finally, I would again like to sincerely thank you for investing with me in our funds. I realize that the short term share volatility can be frustrating; but over the long run, accepting that volatility--or even taking advantage of it by buying on dips--may produce reasonable rewards. Just a reminder on our Micro-Cap portfolio--we do intend to close the portfolio when it hits $60 million in assets. We believe that we can only invest a very limited sum in such small companies (the average market cap is only $145 million). We have to limit the amount of money we manage in this area or limit the performance of the fund. We choose to limit the amount of money. It is currently about $30 million. If you have any questions about your account, please call shareholder services at 800-245-7311. If you have any questions about the fund's investment policies, please feel free to call us directly. We're normally available from 7:30 AM until 6:00 PM central time and from 9:30 until noon on Saturday at 800-323-6166 or at 630-801-6000 in the Chicago area.

                                              Sincerely,

                                              /S/ James D. Oberweis
                                              ---------------------
                                              James D. Oberweis
                                              President

                               THE OBERWEIS FUNDS
                       MANAGEMENT DISCUSSION AND ANALYSIS


The Oberweis Funds are positioned to take advantage of the long-term price appreciation that occurs when the market places an appropriately high value on fast growing companies. The market for such stocks was generally weak during the first nine months of 1998, though the fourth quarter produced a strong rebound. For the full year, the Mid-Cap Portfolio gained 22.4%, beating the 19.1% for the S&P 400 Mid-Cap Index. The Micro-Cap Portfolio gained 4.3%, beating the Russell 2000 small cap index which lost 2.5%. The Emerging Growth Portfolio lost 3.1%, slightly trailing the Russell 2000. The Mid-Cap Portfolio has had a 13.2% average annual return since inception (9/15/96). The Micro-Cap Portfolio has had a 12.4% average annual return since inception three years ago. The Emerging Growth Portfolio has had an 8.3% average annual return for the last five years and a 15.9% ten year return.

Internet stocks were the story of 1998. Any company connected to the Internet or with .com in its name seemed to soar ever higher without regard to such normal concerns as sales and earnings. Since our investment approach is geared towards profitable companies with rapid growth in both earnings and revenues, Internet stocks were not generally available to our portfolios. However, a few profitable Internet related companies such as Mindspring, an ISP, did meet our criteria early in the year and we still owned it at the end of the year, though it has increased in price and PE so much that we would no longer be able to buy it because of its now very high PE. In fact its high PE helped to pull up the average PE of both the Mid-Cap and Emerging Growth portfolios. (Mindspring was a small cap stock at the beginning of 1998 but quickly moved up to Mid-Cap size.) The average PE ratios at the end of 1998 of the Mid-Cap, Emerging Growth, and Micro-Cap Portfolios, based on estimated earnings, are 34, 35, and 18 compared to 23 for the S&P 500 and 19 for the Russell 2000, according to William O'Neil & Co.

The portfolio turnover rates for the Emerging Growth, Micro-Cap, and Mid-Cap portfolios for 1998 were the lowest ever at 49%, 41%, and 72%. We do not expect rates to stay quite that low. The expense ratios for the three portfolios were 1.55%, 1.99% and 2.0% (after expense reimbursement). They would have been 1.55%, 2.06% and 2.61% had there been no reimbursement. The average commission rate paid by each portfolio for agency transactions (generally on the NYSE, Instinet and Bloomberg Trading System) was approximately three cents per share traded, also the lowest ever as commission rates continue to decline. We believe this rate compares favorably to most other mutual funds. The lower spreads now present in the NASDAQ market also helped lower our total transaction costs in 1998.

                               THE OBERWEIS FUNDS
                       MANAGEMENT DISCUSSION AND ANALYSIS


                        Average Annual Total Returns /(1)/
                              Periods Ended 12/31/98

                                                   Since
                  One       Five       Ten       Inception
                  Year     Years      Years       1/7/87
                 -----------------------------------------
OBEGX            -3.1%      +8.3%     +15.9%      +12.7%
Russell 2000     -2.5%     +11.9%     +12.9%      +11.3%

 Growth of an Assumed $10,000 Investment
From January 7, 1987 to December 31, 1998

[CHART APPEARS HERE]

            Oberweis Em      Russell 2000
-----------------------------------------
                 10,000            10,000
-----------------------------------------
1987              9,094             8,537
-----------------------------------------
1988              9,612            10,664
-----------------------------------------
1989             12,012            12,395
-----------------------------------------
1990             12,062             9,977
-----------------------------------------
1991             22,573            14,571
-----------------------------------------
1992             25,653            17,254
-----------------------------------------
1993             28,147            20,515
-----------------------------------------
1994             27,157            20,166
-----------------------------------------
1995             38,716            25,902
-----------------------------------------
1996             47,413            30,169
-----------------------------------------
1997             43,340            36,915
-----------------------------------------
1998             42,009            35,974
-----------------------------------------

Average Annual Total Returns /(1)/
       Periods Ends 12/31/98

                            Since
                  One     Inception
                 Year      1/1/96
                 ------------------
OBMCX            +4.3%      +12.4%
Russell 2000     -2.5%      +11.6%


 Growth of an Assumed $10,000 Investment
From January 1, 1996 to December 31, 1998

[CHART APPEARS HERE]

              Oberweis Micro     Russell 2000
---------------------------------------------
  1/1/96              10,000         9,999.71
---------------------------------------------
12/31/96              12,279         11,647.2
---------------------------------------------
12/31/97              13,590           14,252
---------------------------------------------
12/31/98              14,190        13,888.66
---------------------------------------------

   Average Annual Total Returns /(1)/
         Periods Ended 12/31/98

                                 Since
                     One       Inception
                    Year         9/15/96
-----------------------------------------
OBMDX               +22.4%         +13.2%
Russell 2000         -2.5%         +11.2%
S&P 400 Mid-cap     +19.1%         +25.9%

   Growth of an Assumed $10,000 Investment
From September 15, 1996 to December 31, 1998

[CHART APPEARS HERE]

             Oberweis Mid-Cap     Standard & Poor     Russell 2000
------------------------------------------------------------------
 9/15/96               10,000              10,000           10,000
------------------------------------------------------------------
12/31/96               10,290              10,749           10,693
------------------------------------------------------------------
12/31/97               10,846              14,216           13,084
------------------------------------------------------------------
12/31/98               13,271              16,933           12,751
------------------------------------------------------------------

/(1)/Performance is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares. Results include the reinvestment of all dividends and capital gains distributions. The Standard & Poor's 400 Mid-Cap Index is a capitalization-weighted index that measures the performance of the mid-range sector of the U.S. stock market. The Russell 2000 Index is an unmanaged index consisting of 2000 Small Cap Securities with an average market capitalization of approximately $547 million. A sales load of 4% was charged on the Oberweis Emerging Growth Portfolio until December 31, 1991 and is not reflected in the total return figures or graph above.

                      OBERWEIS EMERGING GROWTH PORTFOLIO

                           Portfolio of Investments

                    December 31, 1998 (value in thousands)


Shares       Company (Closing Price)                             Value
----------------------------------------------------------------------
             COMMON STOCKS - 103.3%

             Commercial Services -
             Business Services - 1.3%
   60,000    First Consulting Group, Inc. @ 20.500             $ 1,230
                                                               -------
             Commercial Services - Misc. - 9.5%
   18,500    Abacus Direct Corp. @ 45.500                          842
   10,200    Factset Research Systems, Inc. @ 61.750               630
  *48,000    Inspire Insurance Solutions @ 18.375                  882
   50,000    International Telecomm Data Systems @ 14.750          737
    5,000    Lason, Inc. @ 58.187                                  291
  *40,000    Medquist, Inc. @ 39.500                             1,580
  *73,800    Metzler Group, Inc. @ 48.687                        3,593
   50,000    NovaCare Employee Services @ 5.375                    269
                                                               -------
                                                                 8,824
                                                               -------
             Commercial Services -
             Security Safety - 0.5%
   20,000    Bacou USA, Inc. @ 21.500                              430
                                                               -------
             Commercial Services - Staffing - 1.0%
   40,000    Staffmark, Inc. @ 22.375                              895
                                                               -------
             Computer - Integrated Systems - 4.0%
   58,000    Apex PC Solutions, Inc. @ 28.875                    1,675
  140,000    Javelin Systems, Inc. @ 15.000                      2,100
                                                               -------
                                                                 3,775
                                                               -------
             Computer - Local Networks - 1.8%
   50,000    Xircom, Inc. @ 34.000                               1,700
                                                               -------
             Computer - Memory Devices - 3.1%
  *64,200    Network Appliance, Inc. @ 45.000                    2,889
                                                               -------
             Computer Peripherials - 0.9%
   30,000    Cybex Computer Products @ 29.375                      881
                                                               -------
             Computer Services - 3.8%
   40,000    Ciber, Inc. @ 27.937                                1,117
   30,000    CGI Group, Inc. Class A @ 19.812                      594
   50,000    Crystal Systems Solutions @ 10.312                    516
   10,000    IMRGlobal Corp. @ 29.437                              294
   60,000    Tier Technologies, Inc. Class B @ 17.250            1,035
                                                               -------
                                                                 3,556
                                                               -------
             Computer Software - Desktop - 2.2%
  136,000    Made 2 Manage Systems, Inc. @ 14.875                2,023
                                                               -------

             Computer Software - Enterprise - 11.5%
   30,000    Concord Communications, Inc. @ 56.750               1,702
    6,000    Engineering Animation, Inc. @ 54.000                  324
   20,000    New Dimension Software @ 48.125                       963

Shares       Company (Closing Price)                             Value
----------------------------------------------------------------------
  *90,000    New Era of Networks, Inc. @ 44.000                $ 3,960
   18,680    Platinum Technology, Inc. @ 19.125                    357
  *12,000    Sapient Corp. @ 56.000                                672
   20,000    Segue Software, Inc. @ 20.250                         405
   80,000    Summit Design, Inc. @ 9.312                           745
   26,400    Veritas Software Corp. @ 59.937                     1,582
                                                               -------
                                                                10,710
                                                               -------
             Computer Software - Finance - 0.9%
  *18,000    Great Plains Software, Inc. @ 48.250                  869
                                                               -------
             Computer Software - Internet - 6.7%
  *80,000    Broadvision, Inc. @ 32.000                          2,560
  *60,000    Mindspring Enterprises, Inc. @ 61.062               3,664
                                                               -------
                                                                 6,224
                                                               -------
             Computer Software - Security - 1.3%
   40,000    Axent Technologies, Inc. @ 30.562                   1,223
                                                               -------
             Cosmetics - Personal Care - 1.3%
   25,400    Chattem, Inc. @ 47.875                              1,216
                                                               -------
             Electronics - Components  /
             Semiconductors - 3.8%
  *10,000    Broadcom Corp. Class A @ 120.750                    1,207
   15,000    Micrel, Inc. @ 55.000                                 825
   10,000    QLogic Corp. @ 130.875                              1,309
    5,000    RF Micro Devices, Inc. @ 46.375                       232
                                                               -------
                                                                 3,573
                                                               -------
             Food - Miscellaneous 0.9%
   30,000    Hain Food Group, Inc. @ 25.000                        750
   10,000    Jutrzenka @ 3.931                                      39
                                                               -------
                                                                   789
                                                               -------
             Household Appliances - 2.8%
  100,000    Salton - Maxim Housewares, Inc. @ 25.625            2,563
                                                               -------
             Leisure & Recreation Products - 2.8%
   40,000    Cinar Films, Inc. @ 25.375                          1,015
   60,000    Family Golf Centers, Inc. @ 19.750                  1,185
   20,000    Medialink Worldwide, Inc. @ 17.000                    340
                                                               -------
                                                                 2,540
                                                               -------
             Machinery - 0.5%
   20,000    Xeikon N.V. @ 23.500                                  470
                                                               -------
             Medical - Biomed Genetics - 2.7%
   41,000    Qiagen N.A. @ 60.250                                2,470
                                                               -------
             Medical / Dental Services - 8.7%
 *125,000    Advance Paradigm, Inc. @ 35.000                     4,375
   80,000    IMPATH, Inc. @ 26.500                               2,120
   68,400    Kendle International, Inc. @ 23.375                 1,599
                                                               -------
                                                                 8,094
                                                               -------

See notes to Portfolio of Investments.

                      OBERWEIS EMERGING GROWTH PORTFOLIO

                      Portfolio of Investments (cont'd.)


Shares       Company (Closing Price)                             Value
----------------------------------------------------------------------
             Medical - Equipment & Supplies - 4.1%
  *50,000    Ocular Sciences, Inc. @ 26.750                    $ 1,337
   36,000    Osteotech, Inc. @ 46.500                            1,674
   50,000    Sabratek Corp. @ 16.375                               819
                                                               -------
                                                                 3,830
                                                               -------
             Medical - Ethical Drugs - 3.8%
    5,200    Andrx Corp. @ 51.250                                  266
   80,000    King Pharmaceuticals, Inc. @ 26.125                 2,090
   72,000    Theragenics Corp. @ 16.812                          1,211
                                                               -------
                                                                 3,567
                                                               -------
             Medical - Instruments - 0.9%
   25,000    Perclose, Inc. @ 33.125                               828
                                                               -------
             Medical - Nursing Homes /
             Outpatient Care - 2.1%
   70,000    Assisted Living Concepts @ 13.125                     919
   20,200    Sunrise Assisted Living @ 51.875                    1,048
                                                               -------
                                                                 1,967
                                                               -------
             Medical - Products - 2.0%
  *40,000    Resmed, Inc. @ 45.375                               1,815
                                                               -------
             Pollution Control - 0.9%
   50,000    Stericycle, Inc. @ 16.125                             806
                                                               -------
             Restaurants - 7.9%
  222,000    Logan's Roadhouse, Inc. @ 23.500                    5,217
   45,000    Papa John's International, Inc. @ 44.125            1,986
   10,000    P.F. Chang's China Bistro @ 22.750                    227
                                                               -------
                                                                 7,430
                                                               -------
             Retail - Apparel - 4.1%
  *30,000    American Eagle Outfitters @ 66.625                  1,999
   30,000    Chico's Fas, Inc. @ 23.375                            701
   46,000    Children's Place @ 25.125                           1,156
                                                               -------
                                                                 3,856
                                                               -------
             Retail - Home Furnishings 0.3%
   10,000    Select Comfort Corp. @ 26.437                         264
                                                               -------
             Retail / Misc. - 1.0%
   26,300    Sonic Automotive, Inc. @ 34.437                       906
                                                               -------
             Retail / Wholesale - Computers - 2.9%
   80,000    Brightpoint, Inc. @ 13.750                          1,100
  *90,000    CHS Electronics, Inc. @ 16.937                      1,524
   10,000    Computerland @ 12.250                                 123
                                                               -------
                                                                 2,747
                                                               -------
             Telecommunications - Equipment - 0.4%
      500    Carrier Access Corp. @ 34.437                          17
   37,500    DSET Corp. @ 10.375                                   389
                                                               -------
                                                                   406
                                                               -------

Shares       Company (Closing Price)                             Value
----------------------------------------------------------------------
             Telecommunications - Services - 0.9%
  55,000     IDT Corp. @ 15.375                                $   846
                                                               -------
             Total Common Stocks
             (Cost:  $60,340,000)                              $96,212
                                                               -------

Face Amount                                                      Value
----------------------------------------------------------------------
             CONVERTIBLE DEBT OBLIGATIONS - 0.4%

             Medical - Management Services - 0.4%
 $1,500,000**Complete Management, Inc.
             8.00% due 12-15-03 @ 21.625                           325
                                                               -------
             Total Convertible Debt Obligations
             (Cost: $1,500,000)                                    325
                                                               -------
             Total Investments - 103.7%
             (Cost: $61,840,000)                                96,537
                                                               -------

See notes to Portfolio of Investments.

                       OBERWEIS EMERGING GROWTH PORTFOLIO
                       Portfolio of Investments (cont'd.)

Contracts                                                  Value
----------------------------------------------------------------
           COVERED CALL OPTIONS - (1.0%)
      100  Advance Paradigm, Inc., January $35           $   (16)
       20  Advance Paradigm, Inc., March $35                  (9)
       30  American Eagle Outfitters, February $60           (28)
      100  Broadcom Corp. Class A, January $120             (110)
      550  Broadvision, Inc., January $40                    (28)
      100  CHS Electronics, Inc., January $20                 (2)
      100  CHS Electronics, Inc., January $22.50              --
      100  Great Plains Software, Inc., January $40          (85)
      100  IMRGlobal, Corp., February $40                    (10)
       20  Inspire Insurance Solutions, January $40           --
       55  Medquist, Inc., February $40                      (14)
      138  Metzler Group, Inc., January $50                  (22)
       50  Mindspring Enterprises, Inc., January $50         (59)
      300  Mindspring Enterprises, Inc., January $75         (41)
      200  Mindspring Enterprises, Inc., January $80          (5)
      164  Network Appliance, Inc., January $40              (80)
      200  New Era of Networks, Inc., January $32.50        (225)
      200  New Era of Networks, Inc., January $50            (16)
      500  New Era of Networks, Inc., February $50          (116)
      100  Ocular Sciences, Inc., January $30                 (4)
      100  Resmed, Inc., January $40                         (57)
      120  Sapient Corp., January $70                         (5)
           Total Covered Call Options                    -------
           (Premiums received: $716,000)                    (932)

           Other Liabilities less Assets - (2.7%)         (2,490)
                                                         -------
           NET ASSETS - 100%                             $93,115
                                                         =======

Notes to Portfolio of Investments
--------------------------------------------------------------------------------

* All or a portion of these stocks were held in escrow at December 31, 1998 to cover call options written. The aggregate market value was $14,784,000.

** Income producing security during the year ended December 31, 1998.

Based on the cost of investments of $61,840,000 for federal income tax purposes at December 31, 1998, the aggregate gross unrealized appreciation was $39,532,000, the aggregate gross unrealized depreciation was $4,835,000 and the net unrealized appreciation of investments was $34,697,000.

                         OBERWEIS MICRO-CAP PORTFOLIO

                           Portfolio of Investments

                    December 31, 1998 (value in thousands)

Shares       Company (Closing Price)                             Value
----------------------------------------------------------------------
             COMMON STOCKS - 98.7%
             AEROSPACE - 3.3%
   10,000    Integral Systems, Inc. @ 19.437                   $   194
   24,000    Kellstrom Industries, Inc. @ 28.750                   690
   13,000    Kreisler Manufacturing Corp. @ 4.062                   53
                                                               -------
                                                                   937
                                                               -------
             Building - A/C & Heating Products - 0.1%
    1,000    AAON, Inc. @ 9.312                                      9
                                                               -------
             Chemicals - Plastics - 0.5%
   15,000    Summa Industries, Inc. @ 9.062                        136
                                                               -------
             Commercial Services - Advertising - 1.3%
   37,000    Display Technologies, Inc. @ 7.437                    275
   50,000    HMG Worldwide Corp. @ 2.062                           103
                                                               -------
                                                                   378
                                                               -------
             Commercial Services - Misc. - 5.1%
   30,000    Analytical Surveys, Inc. @ 30.812                     925
   15,000    Innotrac Corp. @ 18.125                               272
   22,100    Interstate National Dealer @ 10.875                   240
                                                               -------
                                                                 1,437
                                                               -------
             Commercial Services - Staffing - 5.1%
  *55,000    RCM Technologies, Inc. @ 26.500                     1,457
                                                               -------
             Computer - Integrated Systems - 6.7%
   50,000    Javelin Systems, Inc. @ 15.000                        750
   54,000    Symix Systems, Inc. @ 21.000                        1,134
                                                               -------
                                                                 1,884
                                                               -------
             Computer Services - 2.7%
   30,000    Brightstar Information Technology @ 7.875             236
   12,000    DA Consulting Group, Inc. @ 21.875                    262
   15,000    SPR, Inc. @ 17.250                                    259
                                                               -------
                                                                   757
                                                               -------
             Computer Software - Desktop - 4.7%
  *50,000    Verity, Inc. @ 26.500                               1,325
                                                               -------
             Computer Software - Enterprise - 9.1%
   25,000    Catalyst International, Inc. @ 12.000                 300
   25,000    Cognicase, Inc. @ 22.234                              556
   20,000    Forsoft Ltd. @ 10.375                                 207
   30,000    Made 2 Manage Systems, Inc. @ 14.875                  446
   10,066    Peregrine Systems, Inc. @ 46.375                      467
  *30,000    Quadramed Corp. @ 20.500                              615
                                                               -------
                                                                 2,591
                                                               -------
             Computer Software - Finance - 1.4%
   50,000    Clarus Corp. @ 6.000                                  300
   10,000    Interlinq Software Corp. @ 8.750                       87
                                                               -------
                                                                   387
                                                               -------

Shares       Company (Closing Price)                             Value
----------------------------------------------------------------------
             Computer Software - Medical - 1.4%
   12,000    Infocure Corp. @ 32.750                           $   393
                                                               -------
             Electrical - Equipment / Components - 0.4%
    8,000    Isomet Corp. @ 3.000                                   24
   20,000    Questron Technology, Inc. @ 4.500                      90
                                                               -------
                                                                   114
                                                               -------
             Electrical - Military Systems - 1.8%
   40,000    Advanced Communication Systems
             @ 12.500                                              500
                                                               -------
             Electronics - Semiconductors / Components - 4.7%
   50,000    Genesis Microchip, Inc. @ 24.250                    1,213
   15,000    Global Payment Tech, Inc. @ 8.125                     122
                                                               -------
                                                                 1,335
                                                               -------
             Food - Misc. Preparation - 0.4%
    15,000   Pure World, Inc. @ 8.062                              121
                                                               -------
             Household - Housewares - 0.2%
     9,000   Decora Industries, Inc. @ 7.687                        69
                                                               -------
             Leisure - Toys / Games - 5.9%
   *20,000   Action Performance COS, Inc. @ 35.375                 707
    60,000   Creative Master International, Inc. @ 6.000           360
    20,000   Four Media Co. @ 8.125                                163
    40,000   JAKKS Pacific, Inc. @ 10.750                          430
                                                               -------
                                                                 1,660
                                                               -------
             Machinery - 2.8%
    39,500   A.S.V., Inc. @ 17.875                                 706
    15,000   Qualmark Corp. @ 5.375                                 81
                                                               -------
                                                                   787
                                                               -------
             Medical / Dental Services - 0.2%
    5,000    American Healthcorp, Inc. @ 9.812                      49
                                                               -------
             Medical / Ethical Drugs - 1.0%
   20,000    Akorn, Inc. @ 4.875                                    98
   35,000    Synthetech, Inc. @ 5.125                              179
                                                               -------
                                                                   277
                                                               -------
             Medical Instruments - 3.0%
   60,000    Colorado MEDtech, Inc. @ 13.250                       795
   20,000    Rehabilicare, Inc. @ 3.250                             65
                                                               -------
                                                                   860
                                                               -------
             Medical - Nursing Home - 1.4%
   50,000    Balanced Care Corp. @ 8.000                           400
                                                               -------

See notes to Portfolio of Investments.

                         OBERWEIS MICRO-CAP PORTFOLIO

                      Portfolio of Investments (cont'd.)


Shares       Company (Closing Price)                             Value
----------------------------------------------------------------------
             Pollution Control - 0.4%
   50,000    Innovative Medical Services @ 2.000               $   100
                                                               -------
             Real Estate - Operations - 0.4%
   15,000    Kennedy - Wilson, Inc. @ 7.000                        105
                                                               -------
             Restaurants - 4.6%
   55,000    Logan's Roadhouse, Inc. @ 23.500                    1,293
                                                               -------
             Retail - Apparel - 1.3%
   16,000    Chico's Fas, Inc. @ 23.375                            374
                                                               -------
             Retail - Home Furnishings - 1.3%
   15,000    Rent-Way, Inc. @ 24.312                               365
                                                               -------
             Retail - Mail Order - 3.0%
   45,000    DM Management Co. @ 19.000                            855
                                                               -------
             Shoes & Related Apparel - 0.7%
   25,000    Steven Madden Ltd. @ 8.500                            213
                                                               -------
             Telecommunications - 12.7%
   96,300    Gilat Communications Ltd. @ 9.937                     957
  *40,000    Geotel Communications Co. @ 37.250                  1,490
  150,000    International FiberCom, Inc. @ 7.312                1,097
  115,000    Telecomm Industries, Inc. @ .468                       54
                                                               -------
                                                                 3,598
                                                               -------
             Telecommunications - Equipment - 2.3%
    7,000    Comtech Telecommunciations Corp. @ 8.750               61

   50,000    Gentner Communications @ 3.875                        194
   24,500    Spectralink Corp. @ 3.625                              89
   18,000    Xeta Corp. @ 17.375                                   313
                                                               -------
                                                                   657
                                                               -------
             Textile - Manufacturing - 8.2%
    8,200    Conso Products Co. @ 5.875                             48
   50,000    Cutter & Buck, Inc. @ 37.250                        1,863
   25,000    Frenchtex @ 1.125                                      28
   30,000    Happy Kids, Inc. @ 12.750                             382
                                                               -------
                                                                 2,321
                                                               -------
             Transportation - Rail - 0.6%
   20,000    RailAmerica, Inc. @ 8.500                             170
                                                               -------
             Total Common Stocks
             (Cost: $17,876,000)                               $27,914
                                                               =======

Face Amount                                                      Value
----------------------------------------------------------------------
             COMMERCIAL PAPER - 2.1%
 $605,000    Heller Financial, Inc.
             4.75% DUE 01-04-99                                $   605
                                                               -------
             Total Commercial Paper
             (Cost: $605,000)                                      605
                                                               -------
             Total Investments - 100.8%
             (Cost: $18,481,000)                                28,519
                                                               -------

Contracts                                                        Value
----------------------------------------------------------------------
             COVERED CALL OPTIONS - (0.4%)
      100    Action Performance COS, Inc., January $40         $    (7)
       50    Geotel Communications Co., January $30                (36)
      100    Geotel Communications Co., January $35                (36)
       40    Quadramed Corp., January $30                           --
       50    Quadramed Corp., February $30                          (3)
       20    RCM Technologies, Inc., January $22.50                 (8)
      100    Verity, Inc., January $25                             (30)
                                                               -------
             Total Covered Call Options
             (Premiums received: $69,000)                         (120)

             Other Liabilities less Assets - (0.4%)               (109)
                                                               -------
             NET ASSETS - 100%                                 $28,290
                                                               =======

Notes to Portfolio of Investments
--------------------------------------------------------------------------------
* All or a portion of these stocks were held in escrow at December 31, 1998 to cover call options written. The aggregate market value was $1,415,000.

  Based on the cost of investments of $18,481,000 for federal income tax purposes at December 31, 1998, the aggregate gross unrealized appreciation was $10,751,000, the aggregate gross unrealized depreciation was $713,000 and the net unrealized appreciation of investments was $10,038,000.

                          OBERWEIS MID-CAP  PORTFOLIO

                            Portfolio of Investments

                     December 31, 1998 (value in thousands)

Shares       Company (Closing Price)                             Value
----------------------------------------------------------------------
             COMMON STOCKS - 98.1%
             Commercial Services - 3.3%
    3,000    Robert Half International, Inc. @ 44.687          $   134
    3,000    Sylvan Learning Systems, Inc. @ 30.500                 92
                                                               -------
                                                                   226
                                                               -------
             Computer Services - 6.8%
    2,000    CSG Systems International, Inc. @ 79.000              158
    3,000    International Network Services @ 66.500               200
    4,000    Mastech Corp. @ 28.625                                114
                                                               -------
                                                                   472
                                                               -------
             Computer Software - Desktop - 2.1%
    2,500    Gemstar International Group Ltd. @ 57.250             143
                                                               -------
             Computer Software - Enterprise - 22.2%
   *2,250    Citrix Systems, Inc. @ 97.062                         218
    4,000    Compuware Corp. @ 78.125                              312
    2,000    Documentum Inc. @ 53.437                              107
    2,000    Keane, Inc. @ 39.937                                   80
    1,500    Legato Systems, Inc. @ 65.937                          99
    2,000    Lernout & Hauspie Speech @ 32.625                      65
  **2,000    Mercury Interactive Corp. @ 63.250                    127
    6,000    Siebel Systems, Inc. @ 33.937                         204
   *3,000    Veritas Software Corp. @ 59.937                       180
    4,000    Visio Corp. @ 36.562                                  146
                                                               -------
                                                                 1,538
                                                               -------
             Computer Software - Internet - 2.7%
   *3,000    Mindspring Enterprises, Inc. @ 61.062                 183
                                                               -------

             Computer Software - Security - 4.6%
    4,000    Check Point Software Technologies, Ltd. @ 45.812      183
    2,000    Network Associates, Inc. @ 66.250                     133
                                                               -------
                                                                   316
                                                               -------
             Electronics - Components /
             Semiconductors - 8.8%
    1,000    QLogic Corp. @ 130.875                                131
    2,000    RF Micro Devices, Inc. @ 46.375                        93
   *1,500    VISX, Inc. @ 87.437                                   131
   *5,500    Vitesse Semiconductor @ 45.625                        251
                                                               -------
                                                                   606
                                                               -------
             Electronics / Measuring Instruments - 1.9%
    1,500    Waters Corp. @ 87.250                                 131
                                                               -------

             Financial - Consumer Loans - 2.0%
   10,000    Americredit Corp. @ 13.812                            138
                                                               -------

             Financial Services - Miscellaneous - 3.7%
    6,000    Concord EFS, Inc. @ 42.375                            254
                                                               -------

Shares       Company (Closing Price)                             Value
----------------------------------------------------------------------
             Medical - Biomed Genetics - 7.3%
    2,500    Agouron Pharmaceuticals, Inc. @ 58.750            $   147
    2,500    Biogen, Inc. @ 83.000                                 208
    4,000    Incyte Pharmaceuticals @ 37.375                       149
                                                               -------
                                                                   504
                                                               -------
             Medical - Dental Services - 2.2%
    2,300    Orthodontic Centers of America @ 19.437                45
    2,000    Quintiles Transnational @ 53.375                      106
                                                               -------
                                                                   151
                                                               -------
             Medical - Ethical Drugs - 2.9%
    3,000    Biovail Corp. International @ 37.812                  114
    1,500    Medicis Pharmaceuticals Class A @ 59.625               89
                                                               -------
                                                                   203
                                                               -------
             Medical - Hospitals - 1.1%
    1,500    Universal Health Services @ 51.875                     78
                                                               -------
             Medical - Instruments - 3.0%
    4,000    Arterial Vascular Engineering @ 52.500                210
                                                               -------

             Medical - Outpatient / Homecare - 2.8%
    6,666    Total Renal Care Holdings @ 29.562                    197
                                                               -------
             Medical - Products - 2.3%
    1,500    Minimed, Inc. @ 104.750                               157
                                                               -------
             Restaurants - 0.9%
  **2,200    CKE Restaurant, Inc. @ 29.437                          65
                                                               -------

             Retail - 8.0%
    5,000    Abercrombie & Fitch Co. @ 70.750                      354
    3,000    American Eagle Outfitters @ 66.625                    200
                                                               -------
                                                                   554
                                                               -------
             Retail / Wholesale - Computers - 3.8%
    8,000    Brightpoint, Inc. @ 13.750                            110
   *5,000    CHS Electronics, Inc. @ 16.937                         84
    2,000    Ingram Micro, Inc. @ 34.875                            70
                                                               -------
                                                                   264
                                                               -------
             Telecommunications -
             Equipment - 5.7%
    7,000    Excel Switching Corp. @ 38.000                        266
    1,500    Plantronics, Inc. @ 86.000                            129
                                                               -------
                                                                   395
                                                               -------

            Total Common Stocks
            (Cost: $4,638,000 )                                $ 6,785
                                                               -------

See notes to Portfolio of Investments.

                          OBERWEIS MID-CAP PORTFOLIO

                      Portfolio of Investments (cont'd.)


Face Amount                                                      Value
----------------------------------------------------------------------
             REPURCHASE AGREEMENT - 0.3%
  $20,000    State Street Bank and Trust Co.
             Dated 12/31/98, Collateralized by
             U.S. Treasury Bonds 8.50%, Due 01/02/99           $    20
                                                               -------
             Total Repurchase Agreement
             (Cost: $20,000)                                        20
                                                               -------
             Total Investments - 98.4%
             (Cost: $4,658,000)                                  6,805
                                                               -------

Contracts                                                        Value
----------------------------------------------------------------------
             COVERED CALL OPTIONS - (0.6%)
       50    CHS Electronics, Inc, January $22.50              $    --
       22    Citrix Systems, Inc., January $90                     (18)
       30    Mindspring Enterprises, Inc., January $80              (1)
       20    Veritas Software Corp., February $70                   (4)
       15    VISX, Inc., February $80                              (13)
        5    Vitesse Semiconductor, January $40                     (3)
                                                               -------
             Total Covered Call Options
             (Premiums received: $28,000)                          (39)
             Other Assets less Liabilities - 2.2%                  150
                                                               -------

             NET ASSETS - 100%                                  $6,916
                                                               =======

Notes to Portfolio of Investments
--------------------------------------------------------------------------------
* All or a portion of these stocks were held in escrow at December 31, 1998 to cover call options written. The aggregate market value was $755,000.

** Income producing security during the year ended December 31, 1998.

   Based on the cost of investments of $4,658,000 for federal income tax purposes at December 31, 1998, the aggregate gross unrealized appreciation was $2,249,000, the aggregate gross unrealized depreciation was $102,000 and the net unrealized appreciation of investments was $2,147,000.

                               THE OBERWEIS FUNDS

                       Statement of Assets and Liabilites

           December 31, 1998 (in thousands, except pricing of shares)

                                                         Emerging Growth    Micro-Cap     Mid-Cap
                                                             Portfolio      Portfolio    Portfolio
--------------------------------------------------------------------------------------------------
Assets:
     Investment securities at market value                    $ 96,537       $28,519       $6,805
       (Cost: $61,840, $18,481 and $4,658, respectively)
     Cash                                                           --            --            1
     Receivable from fund shares sold                               53           232          138
     Receivable from securities sold                               366            --           --
     Dividends and interest receivable                               5            --           --
     Deferred organizational expense                                --            25           31
     Prepaid expenses                                               24             9            5
                                                              --------       -------       ------
       Total Assets                                             96,985        28,785        6,980
                                                              --------       -------       ------

Liabilities:
     Due to custodian bank                                       1,701             4           --
     Options written at value
     (Premiums received: $716, $69 and $28, respectively)          932           120           39
     Payable for fund shares redeemed                              824           141            6
     Payable for securities purchased                              205           162           --
     Payable to advisor                                             63            30            4
     Payable to distributor                                         19             5            1
     Accrued expenses                                              126            33           14
                                                              --------       -------       ------
       Total Liabilities                                         3,870           495           64
                                                              --------       -------       ------
Net Assets                                                    $ 93,115       $28,290       $6,916
                                                              ========       =======       ======
Analysis of net assets:
     Aggregate paid in capital                                $ 69,990       $25,238       $5,154
     Accumulated net realized loss on investments              (11,356)       (6,935)        (374)
     Net unrealized appreciation of investments                 34,481         9,987        2,136
                                                              --------       -------       ------
       Net Assets                                             $ 93,115       $28,290       $6,916
                                                              ========       =======       ======
The Pricing of Shares:
     Net asset value and offering price per share
Emerging Growth Portfolio:
     ($93,114,804 divided by 3,946,307 shares outstanding)    $  23.60
                                                              ========
Micro-Cap Portfolio:
     ($28,289,787 divided by 1,994,730 shares outstanding)                   $ 14.18
                                                                             =======
Mid-Cap Portfolio:
     ($6,916,321 divided by 537,919 shares outstanding)                                    $12.86
                                                                                           ======

                See accompanying notes to financial statements.

                               THE OBERWEIS FUNDS

                            Statement of Operations

                  Year Ended December 31, 1998 (in thousands)

                                                               Emerging Growth   Micro-Cap     Mid-Cap
                                                                  Portfolio      Portfolio    Portfolio
-------------------------------------------------------------------------------------------------------
Investment Income:
     Interest                                                      $    180       $     8       $    3
     Dividends                                                           21            35            1
                                                                   --------       -------       ------
       Total Investment Income                                          201            43            4
                                                                   --------       -------       ------

Expenses:
     Investment advisory fees                                           467           160           25
     Management fees                                                    442           107           25
     Distribution fees                                                  277            67           15
     Custodian fees and expenses                                        198            80           41
     Transfer agent fees and expenses                                   168            68           21
     Professional fees                                                   74            21            5
     Shareholder reports                                                 34            14            5
     Federal and state registration fees                                 28            14           10
     Insurance                                                            8             2           --
     Organizational expenses                                             --            12           12
     Trustees' fees                                                       9             2            1
     Miscellaneous                                                        6             2           --
                                                                   --------       -------       ------
     Total Expenses                                                   1,711           549          160
                                                                   --------       -------       ------

Net Investment Loss Before Expense Reimbursement                     (1,510)         (506)        (156)
     Expense Reimbursement                                               --            20           37
                                                                   --------       -------       ------
Net Investment Loss                                                  (1,510)         (486)        (119)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments                                    (11,121)       (2,954)        (227)
Net realized gain (loss) from covered call options written             (235)          (22)          62
                                                                   --------       -------       ------
     Total net realized loss                                        (11,356)       (2,976)        (165)
Increase in net unrealized appreciation of investments                9,514         4,769        1,554
                                                                   --------       -------       ------
Net realized and unrealized gain (loss) on investments               (1,842)        1,793        1,389
                                                                   --------       -------       ------
Net increase (decrease) in net assets resulting from operations    $ (3,352)      $ 1,307       $1,270
                                                                   ========       =======       ======

                See accompanying notes to financial statements.

                               THE OBERWEIS FUNDS

               Statements of Changes in Net Assets (in thousands)

-----------------------------------------------------------------------------------------------------
                                                                            Emerging Growth Portfolio
                                                                            -------------------------
                                                                            Years ended December 31,
                                                                               1998          1997
                                                                            -------------------------
From Operations:
     Net investment loss                                                     $ (1,510)     $  (2,009)
     Net realized gain (loss) on investments                                  (11,356)        22,258
     Increase (decrease) in net unrealized appreciation of investments          9,514        (32,151)
                                                                             --------      ---------
     Net decrease in net assets resulting from operations                      (3,352)       (11,902)
                                                                             --------      ---------

From Distributions:
     Distributions from net realized gains on investments                      (4,764)       (22,663)
                                                                             --------      ---------

From Capital Share Transactions:
     Net proceeds from sale of shares                                          52,192        146,896
     Shares issued in reinvestment of distribution                              4,426         20,506
     Redemption of shares                                                     (95,370)      (178,449)
                                                                             --------      ---------
     Net decrease from capital share transactions                             (38,752)       (11,047)
                                                                             --------      ---------
     Total decrease in net assets                                             (46,868)       (45,612)

Net Assets:
     Beginning of year                                                        139,983        185,595
                                                                             --------      ---------
     End of year                                                             $ 93,115      $ 139,983
                                                                             ========      =========

Transactions in Shares:
     Shares sold                                                                2,120          4,781
     Shares issued in reinvestment of dividends                                   213            746
     Less shares redeemed                                                      (3,831)        (5,732)
                                                                             --------      ---------
     Net decrease from capital share transactions                              (1,498)          (205)
                                                                             ========      =========

                See accompanying notes to financial statements.

                               THE OBERWEIS FUNDS

               Statements of Changes in Net Assets (in thousands)

-----------------------------------------------------------------------------------------------
                                                                     Micro-Cap Portfolio
                                                                   -----------------------
                                                                   Years ended December 31,
                                                                      1998          1997
                                                                   -----------------------
From Operations:
     Net investment loss                                            $   (486)    $   (581)
     Net realized loss on investments                                 (2,976)      (2,556)
     Increase in net unrealized appreciation of investments            4,769        4,779
                                                                    --------     --------
     Net increase in net assets resulting from operations              1,307        1,642
                                                                    --------     --------

From Capital Share Transactions:
     Net proceeds from sale of shares                                 10,556       38,127
     Redemption of shares                                            (20,410)     (33,665)
                                                                    --------     --------
     Net increase (decrease) from capital share transactions          (9,854)       4,462
                                                                    --------     --------
     Total increase (decrease) in net assets                          (8,547)       6,104

Net Assets:
     Beginning of year                                                36,837       30,733
                                                                    --------     --------
     End of year                                                    $ 28,290     $ 36,837
                                                                    ========     ========
Transactions in Shares:
     Shares sold                                                         868        2,700
     Less shares redeemed                                             (1,583)      (2,492)
                                                                    --------     --------
     Net increase (decrease) from capital share transactions            (715)         208
                                                                    ========     ========

                See accompanying notes to financial statements.

                               THE OBERWEIS FUNDS

               Statements of Changes in Net Assets (in thousands)

------------------------------------------------------------------------------------------
                                                                     Mid-Cap Portfolio
                                                                  ------------------------
                                                                  Years ended December 31,
                                                                     1998          1997
                                                                  ------------------------
From Operations:
     Net investment loss                                            $  (119)     $  (120)
     Net realized gain (loss) on investments                           (165)          49
     Increase in net unrealized appreciation of investments           1,554          347
                                                                    -------      -------
     Net increase in net assets resulting from operations             1,270          276
                                                                    -------      -------

From Distributions:
     Distributions from net realized gains on investments                --         (211)
                                                                    -------      -------

From Capital Share Transactions:
     Net proceeds from sale of shares                                 2,053        2,791
     Shares issued in reinvestment of distribution                       --          196
     Redemption of shares                                            (2,754)      (4,000)
                                                                    -------      -------
     Net decrease from capital share transactions                      (701)      (1,013)
                                                                    -------      -------
     Total increase (decrease) in net assets                            569         (948)

Net Assets:
     Beginning of year                                                6,347        7,295
                                                                    -------      -------
     End of year                                                    $ 6,916      $ 6,347
                                                                    =======      =======

Transactions in Shares:
     Shares sold                                                        184          264
     Shares issued in reinvestment of dividends                          --           18
     Less shares redeemed                                              (250)        (388)
                                                                    -------      -------
     Net decrease from capital share transactions                       (66)        (106)
                                                                    =======      =======

                See accompanying notes to financial statements.

                               THE OBERWEIS FUNDS

                         Notes to Financial Statements

                               December 31, 1998

1. Significant Accounting Policies

Description of business. The Oberweis Funds (the "Trust") is registered under the Investment Company Act of 1940 as a diversified open-end management investment company. The Trust is authorized to operate numerous portfolios under various trading strategies. The Trust consists of three portfolios: the Oberweis Emerging Growth Portfolio, the Oberweis Micro-Cap Portfolio, and the Oberweis Mid-Cap Portfolio (collectively, the Funds).

Investment valuation. Investments are stated at value. Each listed and unlisted security for which last sale information is regularly reported is valued at the last reported sales price on that day. If there has been no sale on such day, then such security is valued at the current day's bid price. Any unlisted security for which last sale information is not regularly reported and any listed debt security which has an inactive listed market for which over-the-counter market quotations are readily available is valued at the closing bid price determined on the basis of reasonable inquiry. Restricted securities and any other securities or other assets for which market quotations are not readily available are valued by appraisal at their fair value as determined in good faith under procedures established by and under the general supervision and responsibility of the Board of Trustees. Short-term debt obligations, commercial paper and repurchase agreements are valued on the basis of quoted yields for securities of comparable maturity, quality and type or on the basis of amortized costs.

Fund share valuation. Fund shares are sold and redeemed on a continuous basis at net asset value. On each day the New York Stock Exchange is open for trading, the net asset value per share is determined as of the later of the close of the New York Stock Exchange or the Chicago Board Options Exchange by dividing the total value of each Fund's investments and other assets, less liabilities, by the number of each Fund's shares outstanding.

Investment transactions and investment income. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date, and interest income is recorded on the accrual basis and includes amortization of premium and discount. Realized gains and losses from investment transactions are reported on an identified cost basis. Gains and losses on premiums from expired options are recognized on the date of expiration.

Repurchase agreements. Repurchase agreements are fully collateralized by U.S. Treasury and Government agency securities. All collateral is held through the Funds' custodian bank and is monitored daily by each Fund so that its market value exceeds the carrying value of the repurchase agreement.

Federal income taxes and dividends to shareholders. The Funds have complied with the special provisions of the Internal Revenue Code available to investment companies and therefore no federal income tax provision is required. Dividends payable to its shareholders are recorded by each Fund on the ex-dividend date. Dividends are determined in accordance with income tax principles which may treat certain transactions differently from generally accepted accounting principles. The Oberweis Emerging Growth Portfolio paid a dividend consisting of net long term realized gains from the sale of securities of $4,764,000 in 1998 to shareholders of record on November 11, 1998. The Emerging Growth Portfolio, Micro-Cap Portfolio and Mid-Cap Portfolio have capital loss carryforwards of $11,356,000, $6,935,000 and $374,000, respectively, which if not used to offset future net realized capital gains will expire in 2004, 2005 or 2006.

Organizational costs. Organizational costs of the Micro-Cap Portfolio and Mid-Cap Portfolio have been capitalized and are being amortized on a daily basis using the straight line method over five years.

Use of estimates. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimates.

2. Transactions with affiliates

The Funds have written agreements with Oberweis Asset Management, Inc. ("OAM") as the Funds' investment adviser and manager. Effective January 1, 1997 Oberweis Brokerage, Inc. ("OBI"), an affiliate of OAM, became the Funds' principal distributor.

Investment advisory agreement. For investment advisory services, the Emerging Growth Portfolio paid monthly investment advisory fees at an annual rate equal to .45% of the first $50,000,000 of average daily net assets and .40% of average daily net assets in excess of $50,000,000. The Micro-Cap Portfolio paid monthly investment advisory fees at an annual rate equal to .60% of average daily net assets. The Mid-Cap Portfolio paid monthly investment advisory fees at an annual rate equal to .40% of average daily net assets. For the year ended December 31, 1998, the Emerging Growth Portfolio, Micro-Cap Portfolio, and Mid-Cap Portfolio incurred investment advisory fees totaling $467,000, $160,000, and $25,000, respectively.

Management agreement. For management services and facilities furnished, the Emerging Growth Portfolio, Micro-Cap Portfolio, and Mid-Cap Portfolio each paid a monthly fee at an annual rate equal to .40% of average daily net assets. For the year ended December 31, 1998, the Emerging Growth Portfolio, Micro-Cap Portfolio, and Mid-Cap Portfolio incurred management fees totaling $442,000, $107,000 and $25,000, respectively.

Expense reimbursement. OAM is obligated to reduce its management fees or reimburse the Funds to the extent that total ordinary operating expenses, as defined, exceed in any one year the following amounts expressed as a percentage of each Fund's average daily net assets: 2% of the first $25,000,000; plus 1.8% of the next $25,000,000; plus 1.6% of average daily net assets in excess of $50,000,000. OAM reimbursed the Micro-Cap Portfolio and Mid-Cap Portfolio $20,000 and $37,000, respectively, for the year ended December 31, 1998.

Officers and trustees. Certain officers or trustees of the Funds are also officers or directors of OAM and OBI. During the year ended December 31, 1998, the Funds made no direct payments to its officers and paid $12,000 to its unaffiliated trustees.

Distribution and shareholder service expense. The Funds have a distribution and shareholder services agreement with OBI. For services under the distribution and shareholder servicing agreement, the Funds pay OBI a fee at the annual rate of
 .25% of the average daily net assets and reimbursement for certain out-of-pocket expenses. For the year ended December 31, 1998, the Emerging Growth Portfolio, Micro-Cap Portfolio, and Mid-Cap Portfolio incurred distribution fees totaling $277,000, $67,000 and $15,000, respectively.

Commissions. The Funds pay OBI for executing some of each Fund's agency security transactions at competitive rates, typically $.03 per share. For the year ended December 31, 1998, the Emerging Growth Portfolio, Micro-Cap Portfolio, and Mid-Cap Portfolio paid commissions of $7,000, $1,000 and $0, respectively to OBI.

3. Investment transactions

The cost of securities purchased and proceeds from securities sold during the year ended December 31, 1998, other than options written and money market investments, aggregated $55,576,000 and $96,837,000, respectively, for the Emerging Growth Portfolio, $11,104,000 and $23,209,000, respectively, for the Micro-Cap Portfolio, and $4,398,000 and $5,070,000, respectively, for the Mid-Cap Portfolio.

Transactions in options written for the year ended December 31, 1998 were as follows:

                                                    Emerging Growth               Micro-Cap                Mid-Cap
                                                       Portfolio                  Portfolio               Portfolio
                                               --------------------------   ---------------------   ---------------------
                                                 Number                       Number                  Number
                                                   of           Premiums        of       Premiums       of       Premiums
                                               Contracts        Received    Contracts    Received   Contracts    Received
                                               --------------------------   ---------------------   ---------------------
Options outstanding at beginning of year            85        $    40,000        --      $     --          --   $      --
Options written                                 13,360          2,500,000     1,380       177,000       1,433     246,000
Options expired                                 (6,601)        (1,013,000)     (620)      (83,000)       (780)    108,000)
Options closed                                  (2,731)          (650,000)     (150)      (16,000)       (326)     66,000)
Options assigned                                  (766)          (161,000)     (150)       (9,000)       (185)     44,000)
                                               --------------------------   ---------------------   ---------------------
Options outstanding at end of year               3,347        $   716,000       460      $ 69,000         142   $  28,000

The premiums received provide a partial hedge (protection) against declining prices and enables each Fund to generate a higher return during periods when OAM does not expect the underlying security to make any major price moves in the near future but still deems the underlying security to be, over the long term, an attractive investment for each Fund.

4. Redemption fee

A .25% redemption fee is charged on redemptions from the Micro-Cap and Mid-Cap Portfolios. The redemption fee is retained by the Funds and is intended to reimburse the Funds for the expense they incur in connection with shareholder redemptions. Redemption fees received by the Micro-Cap and Mid-Cap Portfolios were $54,000 and $7,000, respectively, for the year ended December 31, 1998, and were recorded as a reduction of shares redeemed in the statements of changes in net assets.

5. Due to custodian bank
The Trust as part of the agreement with the Custodian, is allowed to borrow for temporary purposes. Such borrowings are not to exceed 5% of the value of each Fund's total assets at the time of any such borrowing. Interest on amounts borrowed is calculated at the prime rate and is payable monthly. During the year ended December 31, 1998, the Emerging Growth Portfolio, Micro-Cap Portfolio and the Mid-Cap Portfolio incurred interest charges of $96,000, $23,000 and $1,700, respectively, which is included in custodian fees and expenses in the statement of operations. At December 31, 1998, the Emerging Growth Portfolio had borrowings of $1,701,000 at an interest rate of 7.75%.

                              FINANCIAL HIGHLIGHTS

  Per share income and capital changes for a share outstanding throughout each year is as follows :

                                                                       Emerging Growth Portfolio
                                                                        Years ended December 31,
                                                          ----------------------------------------------------
                                                            1998      1997       1996        1995       1994
                                                          --------  ---------  ---------   ---------  --------

Net asset value at beginning of year                      $ 25.71   $  32.86   $  29.09    $  21.41   $ 22.19
Income (loss) from investment operations:
Net investment loss /(a)/                                    (.33)      (.37)      (.32)       (.33)     (.22)
Net realized and unrealized gain (loss) on investments       (.63)     (2.14)      6.73        9.43      (.56)
                                                          --------  ---------  ---------   ---------  --------
Total from investment operations                             (.96)     (2.51)      6.41        9.10      (.78)
Less distributions:
Distribution from net realized gains on investments         (1.15)     (4.64)     (2.64)      (1.42)       --
                                                          --------  ---------  ---------   ---------  --------

Net asset value at end of year                            $ 23.60   $  25.71   $  32.86    $  29.09   $ 21.41
                                                          ========  ========   ========    ========   ========
Total Return (%)                                             (3.1)      (8.6)      22.5        42.6      (3.5)
Ratio/Supplemental Data
Net Assets at end of year (in thousands)                  $93,115   $139,983   $185,595    $134,663   $90,014
Ratio of expenses to average net assets (%)                  1.55       1.44       1.48   1.73/(b)/      1.78
Ratio of net investment loss to average net assets (%)      (1.37)     (1.18)     (0.97)      (1.24)    (1.06)
Portfolio turnover rate (%)                                    49         75         64          79        66
Average commission rate paid                              $ .0280   $  .0337   $  .0413          --        --
Notes:

/(a)/ The net investment loss per share data was determined using average shares outstanding during the year.

/(b)/ Net of expense reimbursement from related parties. The expense ratio would have been 1.77%, for 1995 before expense reimbursement.

                              FINANCIAL HIGHLIGHTS
  Per share income and capital changes for a share outstanding throughout the period is as follows:

                                                                                           Micro-Cap Portfolio
                                                                               --------------------------------------------
                                                                               Years ended December 31,   *January 1, 1996-
                                                                                  1998          1997      December 31, 1996
                                                                               --------------------------------------------
Net asset value at beginning of year                                             $ 13.59       $ 12.28         $ 10.00
Income (loss) from investment operations:
Net investment loss /(a)/                                                           (.24)         (.21)           (.15)
Net realized and unrealized gain on investments                                      .83          1.52            2.43
                                                                                 -------       -------         -------
Total from investment operations                                                     .59          1.31            2.28
                                                                                 -------       -------         -------
Net asset value at end of year                                                   $ 14.18       $ 13.59         $ 12.28
                                                                                 =======       =======         =======
Total Return (%)                                                                     4.3          10.7            22.8
Ratio/Supplemental Data
Net Assets at end of year (in thousands)                                         $28,290       $36,837         $30,733
Ratio of expenses to average net assets (%)                                         1.99/(b)/     1.81            1.94
Ratio of net investment loss to average net assets (%)                             (1.83)        (1.52)          (1.15)
Portfolio turnover rate (%)                                                           41            89              70
Average commission rate paid                                                     $ .0288       $ .0343         $ .0371

Notes:
/(a)/ The net investment loss per share data was determined using average shares outstanding during the year.
/(b)/ Net of expense reimbursement from related parties. The expense ratio would have been 2.06% for 1998 before expense reimbursement.
* Commencement of operations

--------------------------------------------------------------------------------

                                                                                           Mid-Cap Portfolio
                                                                            -----------------------------------------------
                                                                            Years ended December 31,   *September 15, 1996-
                                                                               1998          1997        December 31, 1996
                                                                            -----------------------------------------------
Net asset value at beginning of year                                          $10.51        $10.29             $10.00
Income (loss) from investment operations:
Net investment loss /(a)/                                                       (.21)         (.19)              (.05)
Net realized and unrealized gain on investments                                 2.56           .76                .34
                                                                              ------        ------             ------
Total from investment operations                                                2.35           .57                .29
Less distributions:
Distribution from net realized gains on investments                               --          (.35)                --
                                                                              ------        ------             ------
Net asset value at end of year                                                $12.86        $10.51             $10.29
                                                                              ======        ======             ======
Total Return (%)                                                                22.4           5.4                2.9/(d)/
Ratio/Supplemental Data
Net Assets at end of year (in thousands)                                      $6,916        $6,347             $7,295
Ratio of expenses to average net assets (%)                                     2.00/(b)/     2.00/(b)/          2.00/(b)(c)/
Ratio of net investment loss to average net assets (%)                         (1.94)        (1.81)             (1.62)/(c)/
Portfolio turnover rate (%)                                                       72           106                 21/(c)/
Average commission rate paid                                                  $.0305        $.0318             $.0371

Notes:
/(a)/ The net investment loss per share data was determined using average shares outstanding during the year.
/(b)/ Net of expense reimbursement from related parties. The expense ratios would have been 2.61%, 2.46% and 3.42%, for 1998, 1997 and 1996, respectively before expense reimbursement.
/(c)/ Annualized.
/(d)/ Not annualized.
* Commencement of operations.

                         REPORT OF INDEPENDENT AUDITORS




The Board of Trustees and Shareholders
The Oberweis Funds--
     Emerging Growth Portfolio
     Micro-Cap Portfolio
     Mid-Cap Portfolio

We have audited the accompanying statement of assets and liabilities, including the portfolios of investments, of The Oberweis Funds--Emerging Portfolio, Micro-Cap Portfolio; and Mid-Cap Portfolio as of December 31, 1998, the related statements of operations, changes in net assets and the financial highlights for the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free from material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 1998, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Oberweis Funds--Emerging Growth Portfolio, Micro-Cap Portfolio, and Mid-Cap Portfolio at December 31, 1998, the results of their operations, the changes in their net assets and the financial highlights for the periods therein in conformity with generally accepted accounting principles.

                                         ERNST & YOUNG LLP


Chicago, Illinois
January 29, 1999

Trustees & Officers
James D. Oberweis             Thomas J. Burke
Trustee and President         Trustee

Douglas P. Hoffmeyer          Edward F. Streit
Trustee                       Trustee

Patrick B. Joyce              Martin L. Yokosawa
Executive Vice President      Vice President
Treasurer

James W. Oberweis             Steven J. LeMire
Vice President                Secretary

Margaret W. Unsworth
Assistant Secretary

Manager and Investment Advisor
Oberweis Asset Management, Inc.
951 Ice Cream Dr., North Aurora, IL 60542
1-800-323-6166

Distributor
Oberweis Brokerage, Inc.
951 Ice Cream Dr., North Aurora, IL 60542
1-630-801-6000

Custodian and Transfer Agent
Investors Fiduciary Trust Company
P.O. Box 419042, Kansas City, MO 64141
1-800-245-7311

Counsel
Vedder, Price, Kaufman & Kammholz
222 North LaSalle Street, Chicago, IL 60601

Independent Auditors
Ernst & Young LLP
233 South Wacker Drive, Chicago, IL 60606


[OBERWEIS LOGO APPEARS HERE]


       The Oberweis Funds
       Emerging Growth Portfolio
       Micro-Cap Portfolio
       Mid-Cap Portfolio


The
Oberweis
Funds


[OBERWEIS LOGO APPEARS HERE]

   Annual Report
-------------------
      Audited
 December 31, 1998


505346